Major Reseller Customers - Summary Of Concentration Of Accounts Receivable Of Major Resellers (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Reseller [Member] | Minimum [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	10.00%